Financial Instruments - Additional Information (Detail) CAD in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2015 CAD Customer	Dec. 31, 2014 USD ($) Customer	Dec. 31, 2015 CAD	Jan. 28, 2015 USD ($)
Financing Receivable Recorded Investment Past Due [Line Items]
Past due amount collected | $					$ 284
Provision for doubtful debts | $	$ 11		$ 138
Cash and cash equivalent and short-term investments | $	94,551
Amount of credit facilities, available				CAD 8,000
Accounts receivable (Note 11) | $	8,436		$ 2,198
Amount of credit facilities, available for general corporate purposes				8,000
Amount of credit facilities, available for foreign exchange facility				2,000
Borrowings under credit facility | $	0
One percent increase/decrease in interest rates resulting to investment income | $	946
Revenues denominated value		CAD 0
Expenses denominated value		17,912
Fluctuations in foreign currency rates		17,912
One cent increase/decrease in foreign currency resulting comprehensive loss | $	30
Foreign Exchange Forward Contracts [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Foreign exchange forward contracts loss | $	$ 2,498
Accounts Payable And Accrued Liabilities
Financing Receivable Recorded Investment Past Due [Line Items]
Liabilities, Reporting currency denominated value				5,047
Cash and Cash Equivalents [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Asset, Reporting currency denominated value				5,394
Cash And Cash Equivalents And Short-Term Investments And Accounts Receivable [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Fluctuations in foreign currency rates		CAD 349
Canada [Member] | Prime Rate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Basis spread on variable rate	1.00%	1.00%
U.S. [Member] | Base Rate [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Basis spread on variable rate	1.00%	1.00%
Accounts Receivable [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Asset, Reporting currency denominated value				CAD 3
Revenue from Rights Concentration Risk [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Number of major licensees | Customer	3	3	2
Revenue from Rights Concentration Risk [Member] | Revenue, Rights Granted [Member] | Licensee One [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	16.00%	16.00%	15.00%
Revenue from Rights Concentration Risk [Member] | Revenue, Rights Granted [Member] | Licensee Two [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	12.00%	12.00%	13.00%
Revenue from Rights Concentration Risk [Member] | Revenue, Rights Granted [Member] | Licensee Three [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	10.00%	10.00%
Credit Concentration Risk [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Number of major licensees | Customer	3	3	1
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Licensee One [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	47.00%	47.00%	57.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Licensee Two [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	15.00%	15.00%
Credit Concentration Risk [Member] | Accounts Receivable [Member] | Licensee Three [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	10.00%	10.00%
Currency Denomination Concentration Risk [Member] | Cash And Cash Equivalents and Short Term Investments [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Concentration risk percentage	7.00%	7.00%